                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6472

                     Van Kampen Trust For Insured Municipals
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31___

Date of reporting period: 4/30/07

Item 1. Report to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Trust for Insured Municipals performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2007.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 04/30/07

TRUST FOR INSURED MUNICIPALS
SYMBOL: VIM
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (1/24/92)            7.44%         7.04%

10-year                              6.87          6.44

5-year                               6.61          5.94

1-year                               6.34          7.72

6-month                              1.47          8.27
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period. The trust's advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the trust's returns would have been lower.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2007

MARKET CONDITIONS

The overall environment for municipal bonds was favorable during the reporting period, but mixed economic indicators and concerns about the residential housing sector led to increased market uncertainty and volatility. At the beginning of the period, the pace of economic growth appeared to be slowing, but in December, the outlook for the economy turned positive following a slate of stronger-than-expected economic releases. The improved economic picture pushed bond yields higher and effectively reversed the run-up in prices that had begun in July on concern over the weak housing market's potential drag on the economy. Bonds continued to decline until February, when the sub-prime mortgage market showed signs of deterioration, causing a sell-off in equities and a flight-to-quality bond market rally. In March, the rally ended as strong employment reports and upward movement in inflationary pressures sparked selling in an overbought Treasury market. At month end, however, the short end of the bond market rebounded strongly following news that the Federal Open Market Committee (the "Fed") had dropped its bias toward higher rates. This came as somewhat of a surprise, given the fact that core inflation readings remained elevated.

Municipal bond yields followed the general movement of the Treasury market. However, the 30-year AAA municipal yield reached lows not seen in decades, declining to 4.00 percent in the first half of the reporting period before reversing course and ending the period higher at 4.10 percent. Yields on the short end of the municipal curve rose more than long-term yields during the period. As a result, the short end of the curve posted the lowest returns while the long end outperformed other portions of the curve by as much as 70 basis points. The slope of the municipal curve (which is defined by the traditional yield advantage of bonds with longer maturities) still remained relatively flat and as such, the yield differential between long maturity and short maturity issues was quite small.

New issue supply rose dramatically during the period, increasing by 34 percent versus the same six-month period a year ago, as relatively low interest rates spurred municipalities to refinance their debt. Insured bond issuance also rose considerably and represented more than half of the total new issue supply. Demand for municipal bonds was robust as well, particularly for high-yield securities as investors proved increasingly willing to take on more risk in return for relatively higher yields. The strong demand caused most credit spreads, which were already near historically tight levels, to further narrow. As a result, the lower-quality, higher yielding segment of the market considerably outperformed, returning 182 basis points more than the investment-grade segment for the overall period.

PERFORMANCE ANALYSIS

The Trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the Trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the Trust underperformed its benchmark index, the Lehman Brothers Municipal Bond Index. On a market price basis, the Trust outperformed its benchmark.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2007

----------------------------------------------------------
      BASED ON     BASED ON       LEHMAN BROTHERS
        NAV      MARKET PRICE   MUNICIPAL BOND INDEX

       1.47%        8.27%              1.59%
----------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

A variety of strategies drove the Trust's performance during the course of the period. One of the key drivers was our focus on the long end of the yield curve. Given the relatively flat shape of the curve throughout the period, we invested in bonds with maturities of 25 years or more in order to capture more attractive yields. The emphasis on longer-maturity issues proved beneficial to performance as this segment of the curve outperformed for the overall period.

Recent fund enhancements allow for up to 20 percent of assets to be invested in uninsured--but still investment-grade--securities. (The remainder must be invested in AAA rated insured bonds.) As such, in an effort to further enhance the Trust's yield, we selectively added holdings in BBB, A, and AA rated credits while also adding to the Trust's holdings of inverse floating-rate securities.* These strategies were additive to the Trust's performance during the first four months of the period. In the last two months, however, spread widening led the performance of lower-rated credits to wane and rising interest rates hurt the performance of inverse floating-rate securities. As a result, the Trust's positions in these credits detracted somewhat from performance late in the period.

The primary contributor to the Trust's underperformance versus the Lehman Brothers Municipal Bond Index during the period was its holdings in insured bonds. The Trust contains a greater amount of insured bonds than the Lehman Brothers Municipal Bond Index. Over the course of the period, spread widening in the sector adversely affected performance of the Trust's holdings. This,

*An inverse floating-rate security, or "inverse floater", is a variable rate security whose coupon rate changes in the opposite direction from the change in the reference rate used to calculate the coupon rate.

coupled with the portfolio's relative overweight to these bonds, detracted from returns. Because the Trust's inverse floating-rate securities added to the portfolio's duration (a measure of interest-rate risk), we hedged that risk by selling 30-year U.S. Treasury futures. While this proved to be an effective hedging strategy, it hindered the portfolio's return during the period. We continued to keep the Trust's Alternative Minimum Tax (AMT) exposure low, but holdings here also detracted from performance. The Trust remained well diversified across a broad spectrum of municipal market sectors. As of the end of the period, airports, hospitals and general purpose bonds represented the portfolio's largest sector weightings.

The Trustees have approved a procedure whereby the trust may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is lower at the time of purchase. This may help support the market value of the trust's shares.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

CHANGES IN INVESTMENT POLICIES

The Board of Trustees of the Trust recently approved a non-fundamental investment policy for the Trust allowing it to invest up to 20 percent of its assets in unrated securities that have been determined by Van Kampen Asset Management (the "Adviser") to be of comparable quality to those rated investment grade.

Unrated securities may be less liquid than rated securities. This may have the effect of limiting the ability of the Trust to sell such securities at their fair value in response to changes in the economy or the financial markets.

RATINGS ALLOCATION AS OF 4/30/07
AAA/Aaa                                                          83.9%
AA/Aa                                                            12.9
A/A                                                               1.3
BBB/Baa                                                           1.9

TOP 5 SECTORS AS OF 4/30/07
Airports                                                         14.4%
Hospital                                                         14.1
General Purpose                                                  10.9
Public Education                                                  7.2
Public Buildings                                                  6.7

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/07
Illinois                                                         16.2%
Kentucky                                                          8.9
Texas                                                             7.6
California                                                        7.5
Colorado                                                          6.6
Alabama                                                           4.9
Florida                                                           4.0
Pennsylvania                                                      3.9
South Carolina                                                    3.7
Missouri                                                          3.4
Ohio                                                              3.4
Washington                                                        2.8
Indiana                                                           2.3
Oklahoma                                                          2.3
Louisiana                                                         2.2
Puerto Rico                                                       2.1
New York                                                          2.1
South Dakoda                                                      1.6
Nevada                                                            1.4
Arizona                                                           1.4
Oregon                                                            1.4
Hawaii                                                            1.2
Michigan                                                          1.2
District of Columbia                                              1.1
Georgia                                                           1.1
West Virginia                                                     0.8
Kansas                                                            0.7
Wisconsin                                                         0.6
Delaware                                                          0.6
North Carolina                                                    0.6
Rhode Island                                                      0.6
Virginia                                                          0.5
Tennessee                                                         0.3

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/07
                                       (continued from previous page)
U.S. Virgin Islands                                               0.3
Nebraska                                                          0.3
Maryland                                                          0.3
New Mexico                                                        0.1
                                                                -----
Total Investments                                               100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and summary of investments by state classification are as a percentage of total investments. Sectors are as a percentage of total long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the Trust's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at
       (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 341-2929.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 341-2929 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site a http://www.sec.gov.

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          MUNICIPAL BONDS 183.5%
          ALABAMA 9.2%
$  915    Alabama Drinking Wtr Fin Auth Revolving Fd Ln
          Ser A (AMBAC Insd).............................. 5.125%   08/15/16   $    968,793
 1,380    Alabama Drinking Wtr Fin Auth Revolving Fd Ln
          Ser A (AMBAC Insd).............................. 5.250    08/15/18      1,467,754
 1,480    Dothan-Houston Cnty, AL Arpt Auth Arpt Rev (MBIA
          Insd) (AMT)..................................... 5.600    12/01/20      1,578,612
 3,750    Mobile, AL Wt Impt & Rfdg (AMBAC Insd).......... 5.000    02/15/23      3,989,663
 1,200    Montgomery Cnty, AL Pub Bldg Auth Rev Wt Fac
          Proj (MBIA Insd) (a)............................ 5.000    03/01/26      1,271,556
 3,000    Trussville, AL Wt Ser A (FGIC Insd)............. 5.000    10/01/36      3,167,550
 1,725    University AL at Birmingham Hosp Rev Ser A
          (b)............................................. 5.000    09/01/36      1,763,640
                                                                               ------------
                                                                                 14,207,568
                                                                               ------------
          ARIZONA  2.6%
 2,000    Phoenix, AZ Civic Impt Corp Arpt Rev Jr Lien
          (FGIC Insd) (AMT)............................... 5.375    07/01/29      2,004,240
   780    Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig
          Irvington Proj Tucson Rfdg Ser A (FSA Insd)..... 7.250    07/15/10        801,700
 1,150    Tucson, AZ Wtr Rev Rfdg (FGIC Insd)............. 5.500    07/01/17      1,257,847
                                                                               ------------
                                                                                  4,063,787
                                                                               ------------
          CALIFORNIA  14.0%
 1,715    Baldy Mesa, CA Wtr Dist Ctf Partn Parity Wtr Sys
          Impt Proj (AMBAC Insd).......................... 5.000%   08/01/36      1,811,778
 1,565    California Statewide Cmnty Pooled Fin Pgm Ser S
          (FSA Insd)...................................... 5.250    10/01/19      1,710,576
 2,000    Cathedral City, CA Pub Fin Auth Rev Sub Tax
          Alloc Redev Proj Ser C.......................... 4.500    08/01/35      1,900,180
 3,390    Coachella, CA Redev Agy Tax Alloc Sub Merged
          Proj Areas Ser A (AMBAC Insd) (a)............... 5.250    09/01/36      3,677,370
 1,750    Huntington Pk, CA Pub Fin Rfdg Ser A (FSA
          Insd)........................................... 5.250    09/01/18      1,932,840
 3,000    Sacramento, CA City Fin Auth Rev Tax Alloc Ser A
          (FGIC Insd)..................................... 5.000    12/01/34      3,159,450
 2,000    University CA Rev Ltd Proj Ser B (FSA Insd)..... 5.000    05/15/30      2,104,720
 2,500    West Sacramento, CA Fin Auth Spl Tax Rev Ser A
          (XLCA Insd)..................................... 5.000    09/01/26      2,695,525
 2,585    Woodland, CA Fin Auth Waste Wtr Rev Second Sr
          Lien (MBIA Insd)................................ 5.000    03/01/35      2,715,568
                                                                               ------------
                                                                                 21,708,007
                                                                               ------------
          COLORADO  12.4%
 1,255    Colorado Ed & Cultural Fac Auth Rev Charter Sch
          Aurora Academy Proj (XLCA Insd) (a)............. 5.250    02/15/24      1,340,102
 1,250    Colorado Hlth Fac Auth Rev Evangelical Lutheran
          Proj............................................ 5.250    06/01/36      1,304,537
 5,460    Colorado Hsg Fin Auth Single-Family Mtg Rev
          Class II Ser C-3 (AMT) (b)...................... 4.625    11/01/36      5,382,195

 8                                             See Notes to Financial Statements

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          COLORADO (CONTINUED)
$10,000   Denver, CO Convention Ctr Hotel Auth Rev Rfdg
          (XLCA Insd) (b)................................. 5.000%   12/01/35   $ 10,561,300
   560    Weld & Adams Cntys, CO Sch Dist Ser J (FSA Insd)
          (Prerefunded @ 12/15/14)........................ 5.000    12/15/22        605,909
                                                                               ------------
                                                                                 19,194,043
                                                                               ------------
          DELAWARE  1.1%
   635    New Castle Cnty, DE Rev Newark Charter Sch Inc
          Proj............................................ 5.000    09/01/26        656,253
 1,030    New Castle Cnty, DE Rev Newark Charter Sch Inc
          Proj............................................ 5.000    09/01/36      1,055,029
                                                                               ------------
                                                                                  1,711,282
                                                                               ------------
          DISTRICT OF COLUMBIA  2.1%
 2,035    District of Columbia Tax Increment Rev Gallery
          Place Proj (FSA Insd) (a)....................... 5.500    07/01/14      2,189,436
 1,000    District of Columbia Tax Increment Rev Gallery
          Place Proj (FSA Insd)........................... 5.500    07/01/15      1,075,890
                                                                               ------------
                                                                                  3,265,326
                                                                               ------------
          FLORIDA  7.5%
 3,035    Auburndale, FL Wtr & Swr Rev (AMBAC Insd)....... 4.250    12/01/32      2,905,162
   230    Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC
          Insd)........................................... 5.950    07/01/20        238,800
 4,000    Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt
          Hub Ser A (FGIC Insd) (AMT)..................... 4.750    10/01/36      4,052,280
 2,000    Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt
          Hub Ser A (FGIC Insd) (AMT)..................... 5.375    10/01/27      2,113,660
   190    Orange Cnty, FL Hsg Fin Auth Single Family Mtg
          Rev Ser A (GNMA Collateralized) (AMT)........... 6.200    10/01/16        192,092
 2,000    Pasco Cnty, FL Solid Waste Disp & Res Recovery
          Sys Rev (AMBAC Insd) (AMT)...................... 6.000    04/01/11      2,154,600
                                                                               ------------
                                                                                 11,656,594
                                                                               ------------
          GEORGIA  2.0%
 1,000    Cobb Cnty, GA Dev Auth Rev KSU Town Point Real
          Estate Ser A (CIFG Insd)........................ 5.000    07/15/26      1,060,120
 2,000    Newton Cnty, GA Indl Dev Auth GPC Fndtn Real
          Estate Newton (CIFG Insd)....................... 5.000    06/01/34      2,105,080
                                                                               ------------
                                                                                  3,165,200
                                                                               ------------
          HAWAII  2.2%
 1,250    Hawaii St Dept Budget & Fin Spl Purp Rev
          Hawaiian Elec Co Proj Rfdg Ser D (AMBAC Insd)
          (AMT)........................................... 6.150    01/01/20      1,305,862
 2,000    Hawaii St Dept Budget & Fin Spl Purp Rev
          Hawaiian Elec Co Proj Ser C (AMBAC Insd)
          (AMT)........................................... 6.200    11/01/29      2,125,900
                                                                               ------------
                                                                                  3,431,762
                                                                               ------------

See Notes to Financial Statements                                              9

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          ILLINOIS  28.2%
$2,000    Bolingbrook, IL Cap Apprec Ser B (MBIA Insd)....   *      01/01/32   $    532,240
 1,350    Chicago, IL Multi-Family Hsg Rev Paul G Stewart
          Phase I & II (FHA Gtd) (AMT).................... 4.900%   03/20/44      1,335,595
 2,705    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third
          Lien Rfdg Ser E (CIFG Insd) (a)................. 5.250    01/01/20      2,895,351
10,000    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third
          Lien Ser B (FSA Insd) (AMT) (b)................. 5.750    01/01/22     10,978,150
   155    Chicago, IL Pk Dist Ltd Tax Ser A (FGIC Insd)... 5.500    01/01/18        163,964
 4,020    Chicago, IL Proj Rfdg (FGIC Insd)............... 5.250    01/01/28      4,153,384
 1,120    Chicago, IL Proj Rfdg Ser C (FGIC Insd)......... 5.500    01/01/40      1,181,409
 1,555    Cortland, IL Spl Svc Area No 001 Spl Tax Rfdg
          (AGL Insd)...................................... 4.700    03/01/32      1,556,493
 1,770    Glenwood, IL (FSA Insd) (a)..................... 5.375    12/01/30      1,856,518
 1,000    Illinois Ed Fac Auth Rev Robert Morris College
          (MBIA Insd)..................................... 5.800    06/01/30      1,010,810
 5,715    Illinois Fin Auth Rev IL Finance Auth Bradley
          (XLCA Insd)..................................... 5.000    08/01/27      6,055,671
 3,000    Illinois St First Ser 1 (FGIC Insd)............. 5.500    02/01/16      3,230,340
 1,500    Illinois St First Ser 1 (FGIC Insd)............. 5.500    02/01/17      1,607,745
 2,000    Illinois St First Ser 1 (FGIC Insd)............. 5.500    02/01/18      2,147,800
 1,260    Kendall, Kane & Will Cntys, IL (FGIC Insd)...... 5.500    10/01/12      1,350,216
 1,050    Kendall, Kane & Will Cntys, IL Ser B (FGIC
          Insd)........................................... 5.000    10/01/22      1,099,633
 1,000    Montgomery, IL Spl Assmt Rfdg Impt Lakewood
          Creek Proj (Radian Insd)........................ 4.700    03/01/30      1,002,310
 1,685    Round Lake, IL Lakewood Grove Spl Svc Area No 4
          Spl Tax Rfdg (AGL Insd)......................... 4.700    03/01/33      1,692,414
                                                                               ------------
                                                                                 43,850,043
                                                                               ------------
          INDIANA  4.3%
 2,025    Aurora, IN Sch Bldg Ind Corp First Mtg
          (FGIC Insd)..................................... 5.000    07/15/23      2,138,117
 1,235    Indianapolis, IN Loc Pub Impt Ser D
          (AMBAC Insd).................................... 5.500    02/01/21      1,302,604
 1,800    New Albany Floyd Cnty, IN Sch Bldg Corp First
          Mtg Rfdg (FSA Insd)............................. 5.000    07/15/25      1,902,204
 1,195    Saint Joseph Cnty, IN Econ Dev Saint Mary's
          College Proj (MBIA Insd) (Prerefunded @
          4/01/12)........................................ 5.125    04/01/28      1,272,854
                                                                               ------------
                                                                                  6,615,779
                                                                               ------------
          KANSAS  1.4%
 1,990    Kansas St Dev Fin Auth Lease Juvenile Justice
          Auth Ser D (MBIA Insd).......................... 5.250    05/01/15      2,101,281
                                                                               ------------

          KENTUCKY  16.6%
24,800    Louisville & Jefferson Cntys, KY Metro Govt Hlth
          Sys Rev Norton Hlthcare Inc (b)................. 5.000    10/01/30     25,800,267

 10                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          KENTUCKY (CONTINUED)
$   10    Louisville & Jefferson Cntys, KY Metro Govt Hlth
          Sys Rev Norton Hlthcare Inc (b)................. 5.250%   10/01/36   $     10,403
                                                                               ------------
                                                                                 25,810,670
                                                                               ------------
          LOUISIANA  4.1%
 3,145    Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev
          Lake Charles Mem Hosp Proj Ser A (Connie Lee
          Insd)........................................... 6.650    12/01/21      3,160,347
 1,000    Louisiana Hsg Fin Agy Mtg Rev Coll Mtg Malta
          Square Proj (GNMA Collateralized) (AMT)......... 6.450    09/01/27      1,046,190
   980    Louisiana Hsg Fin Agy Rev Azalea Estates Rfdg
          Ser A (GNMA Collateralized) (AMT)............... 5.375    10/20/39      1,027,589
 1,000    Louisiana Loc Govt Envir Fac Cmnty Dev Auth Rev
          Ascension Parish Lib Proj (AMBAC Insd).......... 5.250    04/01/35      1,069,040
                                                                               ------------
                                                                                  6,303,166
                                                                               ------------
          MARYLAND  0.5%
   800    Maryland St Hlth & Higher Ed Fac Auth Rev Univ
          MD Med Sys Ser A................................ 5.000    07/01/41        819,456
                                                                               ------------

          MICHIGAN  2.2%
 1,000    Detroit, MI Ser A (XLCA Insd)................... 5.250    04/01/23      1,061,210
 1,000    Monroe Cnty, MI Econ Dev Corp Ltd Oblig Rev Coll
          Detroit Edison Co Rfdg Ser AA (FGIC Insd)....... 6.950    09/01/22      1,310,560
 1,000    Plymouth Canton, MI Cmnty Sch Dist (FGIC
          Insd)........................................... 5.000    05/01/28      1,052,130
                                                                               ------------
                                                                                  3,423,900
                                                                               ------------
          MISSOURI  6.4%
 1,550    Missouri Jt Muni Elec Util Com Pwr Proj Rev Plum
          Point Proj (MBIA Insd).......................... 5.000    01/01/21      1,658,422
   520    Missouri St Hsg Dev Com Multi-Family Hsg
          Brookstone Ser A (AMT).......................... 6.000    12/01/16        530,327
   560    Missouri St Hsg Dev Com Multi-Family Hsg Truman
          Farm Ser A (FSA Insd) (AMT)..................... 5.750    10/01/11        569,229
 1,175    Nixa, MO Elec Sys Rev (XLCA Insd)............... 5.000    04/01/25      1,221,589
 2,750    Springfield, MO Pub Bldg Corp Leasehold Rev
          Springfield Branson Arpt Ser B (AMT) (AMBAC
          Insd) (b)....................................... 4.550    07/01/29      2,701,751
 3,350    Springfield, MO Pub Bldg Corp Leasehold Rev
          Springfield Branson Arpt Ser B (AMT) (AMBAC
          Insd) (b)....................................... 4.600    07/01/36      3,291,225
                                                                               ------------
                                                                                  9,972,543
                                                                               ------------
          NEBRASKA  0.6%
   985    Nebraska Invt Fin Auth Multi-Family Rev Hsg
          Summit Club Apt Proj (AMT)...................... 5.700    10/01/12        998,554
                                                                               ------------

          NEVADA  2.7%
 4,000    Clark Cnty, NV Indl Dev Rev Southwest Gas Corp
          Proj Ser A (AMBAC Insd) (AMT)................... 5.250    07/01/34      4,229,560
                                                                               ------------

See Notes to Financial Statements                                             11

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          NEW MEXICO  0.1%
$  155    New Mexico Mtg Fin Auth Single Family Mtg Pgm A2
          (GNMA Collateralized) (AMT)..................... 6.050%   07/01/16   $    158,629
                                                                               ------------

          NEW YORK  3.9%
 1,000    Buffalo, NY Sch Ser B (MBIA Insd)............... 5.375    11/15/18      1,082,430
 1,800    New York City Transitional Future Tax Secd Ser D
          (MBIA Insd)..................................... 5.250    02/01/18      1,936,026
 3,000    Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK
          Intl Arpt Term 6 (MBIA Insd) (AMT).............. 5.750    12/01/25      3,032,340
                                                                               ------------
                                                                                  6,050,796
                                                                               ------------
          NORTH CAROLINA  1.1%
 1,585    Brunswick Cnty, NC Enterprise Ser A (FSA
          Insd)........................................... 5.250    04/01/24      1,710,627
                                                                               ------------

          OHIO  4.7%
 2,500    Cuyahoga Falls, OH Ser 1 (FGIC Insd)............ 5.250    12/01/17      2,570,625
 1,500    Hamilton Cnty, OH Swr Sys Rev Impt Metro Swr
          Dist Ser B (MBIA Insd).......................... 5.000    12/01/30      1,591,815
 1,000    New Albany, OH Cmnty Auth Cmnty Fac Rev Ser B
          (AMBAC Insd).................................... 5.500    10/01/17      1,074,570
   225    Ohio Hsg Fin Agy Mtg Rev Residential Mtg Bkd Sec
          Ser C (GNMA Collateralized) (AMT)............... 4.900    03/01/11        231,734
 1,715    Ohio St Bldg Auth St Fac Admin Bldg Fd Proj Ser
          A (FSA Insd).................................... 5.500    04/01/18      1,845,838
                                                                               ------------
                                                                                  7,314,582
                                                                               ------------
          OKLAHOMA  4.3%
 5,000    Tulsa Cnty, OK Indl Auth Hlthcare Rev Saint
          Francis Hlth Sys (b)............................ 5.000    12/15/36      5,171,575
 1,250    Tulsa, OK Arpt Impt Tr Gen Rev Ser A (FGIC Insd)
          (AMT)........................................... 6.000    06/01/20      1,438,288
                                                                               ------------
                                                                                  6,609,863
                                                                               ------------
          OREGON  2.6%
 2,150    Oregon St Bd Bk Rev OR Econ Cmnty Dev Dept Ser A
          (MBIA Insd) (a)................................. 5.500    01/01/16      2,217,187
 1,715    Oregon St Dept Admin Rfdg Ser C (MBIA Insd)..... 5.250    11/01/18      1,825,326
                                                                               ------------
                                                                                  4,042,513
                                                                               ------------
          PENNSYLVANIA  7.4%
 2,000    Allegheny Cnty, PA Hosp Dev Auth Rev PA Mercy
          Hlth Sys Inc (AMBAC Insd) (c)................... 5.625    08/15/26      2,154,360
 5,000    Philadelphia, PA Auth Indl Dev Lease Rev Ser B
          (FSA Insd)...................................... 5.500    10/01/15      5,400,450
 1,300    Philadelphia, PA Gas Wk Rev Ser 18 (AGL Insd)... 5.250    08/01/16      1,402,453
 2,300    Philadelphia, PA Redev Auth Rev Neighborhood
          Transformation Ser A (FGIC Insd)................ 5.500    04/15/22      2,463,346
                                                                               ------------
                                                                                 11,420,609
                                                                               ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          RHODE ISLAND  1.1%
$1,500    Rhode Island Port Auth & Econ Dev Corp Arpt Rev
          Ser A (FSA Insd) (AMT).......................... 7.000%   07/01/14   $  1,682,115
                                                                               ------------

          SOUTH CAROLINA  6.8%
 4,000    Dorchester Cnty, SC Sch Dist No 002 Installment
          Pur Rev Growth (AGL Insd)....................... 5.000    12/01/29      4,203,480
 2,310    Scago Ed Fac Corp Spartanburg Sch Dist No 3
          Spartanburg Cnty (XLCA Insd).................... 5.000    12/01/30      2,436,703
 3,750    South Carolina Jobs Econ Dev Auth Indl Rev Elec
          & Gas Co Proj Ser B (AMBAC Insd) (AMT).......... 5.450    11/01/32      3,982,163
                                                                               ------------
                                                                                 10,622,346
                                                                               ------------
          SOUTH DAKOTA  3.0%
 3,740    South Dakota Hsg Dev Auth Homeownership Mtg Ser
          E (AMT) (b)..................................... 4.625    05/01/36      3,663,947
   975    South Dakota St Hlth & Ed Fac Auth Vocational Ed
          Pgm Ser A (AMBAC Insd).......................... 5.400    08/01/13        994,812
                                                                               ------------
                                                                                  4,658,759
                                                                               ------------
          TENNESSEE  0.7%
 1,000    Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Rev
          Wellmont Hlth Sys Proj Ser C.................... 5.250    09/01/36      1,038,430
                                                                               ------------

          TEXAS  14.2%
 5,000    Dallas-Fort Worth, TX Intl Arpt Rev Jt Impt &
          Rfdg Ser A (FGIC Insd) (AMT).................... 5.500    11/01/31      5,282,000
 2,000    Dallas-Fort Worth, TX Intl Arpt Rev Jt Impt &
          Rfdg Ser A (MBIA Insd) (AMT).................... 5.500    11/01/33      2,150,140
 2,000    Dallas-Fort Worth, TX Intl Arpt Rev Jt Impt &
          Rfdg Ser A (FGIC Insd) (AMT).................... 5.875    11/01/17      2,150,140
 1,500    Dallas-Fort Worth, TX Intl Arpt Rev Jt Impt &
          Rfdg Ser A (FGIC Insd) (AMT).................... 5.875    11/01/18      1,612,605
 1,820    Galveston Cnty, TX Ctf Oblig Ser C
          (AMBAC Insd) (a)................................ 5.250    02/01/20      1,937,208
   500    Laredo, TX ISD Pub Fac Corp Lease Rev Ser A
          (AMBAC Insd).................................... 5.000    08/01/29        513,730
 1,000    Laredo, TX ISD Pub Fac Corp Lease Rev Ser C
          (AMBAC Insd).................................... 5.000    08/01/29      1,027,460
 5,000    Texas St Tpk Auth Cent TX Tpk First Tier Ser A
          (AMBAC Insd).................................... 5.500    08/15/39      5,369,000
 2,000    University North TX Univ Rev Fin Sys (MBIA
          Insd)........................................... 4.500    04/15/36      1,976,020
                                                                               ------------
                                                                                 22,018,303
                                                                               ------------
          VIRGINIA  1.0%
 1,495    Harrisonburg, VA Redev & Hsg Auth Multi-Family
          Hsg Rev Greens of Salem Run Proj (AMT).......... 6.200    04/01/17      1,526,275
                                                                               ------------

See Notes to Financial Statements                                             13

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          WASHINGTON  5.3%
$2,000    Chelan Cnty, WA Pub Util Dist No 001 Cons Rev
          Chelan Hydro Ser A (MBIA Insd) (AMT)............ 5.600%   01/01/36   $  2,132,020
 2,760    Spokane Cnty, WA Sch Dist No 363 (FGIC Insd).... 5.250    12/01/21      2,978,012
 3,000    Washington St Univ Rev Student Fee Ser A (AMBAC
          Insd)........................................... 5.000    10/01/38      3,164,340
                                                                               ------------
                                                                                  8,274,372
                                                                               ------------
          WEST VIRGINIA  1.5%
 2,220    Wheeling, WV Wtrwks & Swr Sys Rev Comb Ser A
          (FSA Insd)...................................... 5.250    06/01/36      2,402,329
                                                                               ------------

          WISCONSIN  1.1%
 1,610    Wisconsin St Rfdg Ser 3 (FGIC Insd)............. 5.250    05/01/22      1,737,979
                                                                               ------------

          PUERTO RICO  4.0%
 5,000    Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev
          Rfdg Ser Y (FSA Insd) (d)....................... 6.250    07/01/21      6,186,000
                                                                               ------------

          U.S. VIRGINIA ISLANDS  0.6%
 1,000    Virgin Islands Pub Fin Auth Refinery Fac Rev Sr
          Secd Hovensa Refinery (AMT)..................... 4.700    07/01/22      1,005,630
                                                                               ------------

TOTAL LONG-TERM INVESTMENTS  183.5%
  (Cost $274,309,736).......................................................    284,988,678

SHORT-TERM INVESTMENTS  3.8%
  (Cost $5,805,000).........................................................      5,805,000
                                                                               ------------

TOTAL INVESTMENTS  187.3%
  (Cost $280,114,736).......................................................    290,793,678

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES
  HELD  (30.9%)
  (Cost ($47,915,000))
(47,915)  Notes with interest rates ranging from 3.98% to 4.08% at April 30,
          2007 and contractual maturities of collateral ranging from 2022 to
          2036 (See Note 1) (e).............................................    (47,915,000)
                                                                               ------------

TOTAL NET INVESTMENTS  156.4%
  (Cost $232,199,736).......................................................    242,878,678
OTHER ASSETS IN EXCESS OF LIABILITIES  1.6%.................................      2,503,767
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (58.0%).................    (90,107,697)
                                                                               ------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%..............................   $155,274,748
                                                                               ============

 14                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) The Trust owns 100% of the outstanding bond issuance.

(b) Underlying security related to Inverse Floaters entered into by the Trust. See Note 1.

(c) Escrowed to Maturity

(d) All or a portion of this security has been physically segregated in connection with open futures contracts.

(e) Floating rate notes. The interest rates shown reflect the rates in effect at April 30, 2007.

AGL--Assured Guaranty Ltd.

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

CIFG--CDC IXIS Financial Guaranty

Connie Lee--Connie Lee Insurance Co.

FHA--Federal Housing Administration

FGIC--Financial Guaranty Insurance Co.

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

Radian--Radian Asset Assurance

XLCA--XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF APRIL 30, 2007:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACT
U.S. Treasury Bond Futures, June 2007 (Current Notional
  Value of $111,750 per contract)...........................     377         $138,408
                                                                 ===         ========

See Notes to Financial Statements                                             15

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $280,114,736).......................  $290,793,678
Cash........................................................        58,592
Interest Receivable.........................................     3,354,218
Other.......................................................         3,473
                                                              ------------
    Total Assets............................................   294,209,961
                                                              ------------
LIABILITIES:
Floating Rate Note Obligations..............................    47,915,000
Payables:
  Variation Margin on Futures...............................       318,094
  Investment Advisory Fee...................................        90,613
  Trust Shares Repurchased..................................        37,389
  Income Distributions--Common Shares.......................        27,402
  Other Affiliates..........................................        17,360
Trustees' Deferred Compensation and Retirement Plans........       350,890
Accrued Expenses............................................        70,768
                                                              ------------
    Total Liabilities.......................................    48,827,516
Preferred Shares (including accrued distributions)..........    90,107,697
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $155,274,748
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($155,274,748 divided by
  9,787,546 shares outstanding).............................  $      15.86
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($0.01 par value with an unlimited number of
  shares authorized, 9,787,546 shares issued and
  outstanding)..............................................  $     97,875
Paid in Surplus.............................................   144,453,135
Net Unrealized Appreciation.................................    10,817,350
Accumulated Undistributed Net Investment Income.............       320,107
Accumulated Net Realized Loss...............................      (413,719)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $155,274,748
                                                              ============
PREFERRED SHARES ($0.01 par value, authorized 100,000,000
  shares, 3,600 issued with liquidation preference of
  $25,000 per share)........................................  $ 90,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $245,274,748
                                                              ============

 16                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 6,890,186
                                                              -----------
EXPENSES:
Interest and Residual Trust Expenses........................      854,153
Investment Advisory Fee.....................................      672,819
Preferred Share Maintenance.................................      123,796
Professional Fees...........................................       54,378
Custody.....................................................       43,381
Trustees' Fees and Related Expenses.........................       29,213
Accounting and Administrative Expenses......................       27,677
Reports to Shareholders.....................................       13,914
Transfer Agent Fees.........................................       12,645
Registration Fees...........................................       10,180
Other.......................................................        7,829
                                                              -----------
    Total Expenses..........................................    1,849,985
    Investment Advisory Fee Reduction.......................      101,992
                                                              -----------
    Net Expenses............................................    1,747,993
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 5,142,193
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $   532,105
  Futures...................................................     (186,205)
  Swap Contracts............................................     (406,147)
                                                              -----------
Net Realized Loss...........................................      (60,247)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   12,278,953
                                                              -----------
  End of the Period:
    Investments.............................................   10,678,942
    Futures.................................................      138,408
                                                              -----------
                                                               10,817,350
                                                              -----------
Net Unrealized Depreciation During the Period...............   (1,461,603)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(1,521,850)
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $(1,602,250)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 2,018,093
                                                              ===========

See Notes to Financial Statements                                             17

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE            FOR THE
                                                           SIX MONTHS ENDED      YEAR ENDED
                                                            APRIL 30, 2007    OCTOBER 31, 2006
                                                           -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income....................................    $  5,142,193       $  9,810,875
Net Realized Loss........................................         (60,247)           (71,303)
Net Unrealized Appreciation/Depreciation During the
  Period.................................................      (1,461,603)         2,447,152

Distributions to Preferred Shareholders:
  Net Investment Income..................................      (1,602,250)        (2,463,694)
  Net Realized Gain......................................             -0-           (602,165)
                                                             ------------       ------------
Change in Net Assets Applicable to Common Shares from
  Operations.............................................       2,018,093          9,120,865

Distributions to Common Shareholders:
  Net Investment Income..................................      (3,588,847)        (7,298,275)
  Net Realized Gain......................................             -0-         (2,522,722)
                                                             ------------       ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  INVESTMENT ACTIVITIES..................................      (1,570,754)          (700,132)

FROM CAPITAL TRANSACTIONS:
Repurchase of Shares.....................................        (310,055)               -0-
                                                             ------------       ------------
TOTAL DECREASE IN NET ASSETS APPLICABLE TO COMMON
  SHARES.................................................      (1,880,809)          (700,132)
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period..................................     157,155,557        157,855,689
                                                             ------------       ------------
End of the Period (Including accumulated undistributed
  net investment income of $320,107 and $369,011,
  respectively)..........................................    $155,274,748       $157,155,557
                                                             ============       ============

 18                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                             SIX MONTHS
                                               ENDED                  YEAR ENDED OCTOBER 31,
                                             APRIL 30,    -----------------------------------------------
                                                2007       2006      2005      2004      2003      2002
                                             ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...   $ 16.02     $ 16.09   $ 16.55   $ 16.37   $ 16.87   $ 17.00
                                              -------     -------   -------   -------   -------   -------
 Net Investment Income.....................      0.52(a)     1.00(a)    1.03     1.02      1.07      1.11
 Net Realized and Unrealized Gain/Loss.....     (0.15)       0.24     (0.42)     0.36      0.00(f)    0.33
 Common Share Equivalent of Distributions
   Paid to Preferred Shareholders:
   Net Investment Income...................     (0.16)      (0.25)    (0.20)    (0.09)    (0.08)    (0.05)
   Net Realized Gain.......................      0.00       (0.06)     0.00     (0.01)    (0.02)    (0.12)
                                              -------     -------   -------   -------   -------   -------
Total from Investment Operations...........      0.21        0.93      0.41      1.28      0.97      1.27
Distributions Paid to Common Shareholders:
   Net Investment Income...................     (0.37)      (0.74)    (0.87)    (0.95)    (1.08)    (1.01)
   Net Realized Gain.......................      0.00       (0.26)     0.00     (0.15)    (0.39)    (0.39)
                                              -------     -------   -------   -------   -------   -------
NET ASSET VALUE, END OF THE PERIOD.........   $ 15.86     $ 16.02   $ 16.09   $ 16.55   $ 16.37   $ 16.87
                                              =======     =======   =======   =======   =======   =======
Common Share Market Price at End of the
 Period....................................   $ 14.99     $ 14.19   $ 14.06   $ 15.22   $ 16.70   $ 16.12
Total Return* (b)..........................     8.27%**     8.19%    -2.08%    -2.23%    13.12%    17.34%
Net Assets Applicable to Common Shares at
 End of the Period (In millions)...........   $ 155.3     $ 157.2   $ 157.9   $ 162.3   $ 160.3   $ 164.5
Ratio of Expenses to Average Net Assets
 Applicable to Common Shares* (c)..........     2.25%       1.50%     1.19%     1.26%     1.25%     1.40%
Ratio of Net Investment Income to Average
 Net Assets Applicable to Common Shares*
 (c).......................................     6.62%       6.32%     6.25%     6.29%     6.44%     6.73%
Portfolio Turnover.........................       14%**       32%       48%       25%       39%       50%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
  Ratio of Expenses to Average Net Assets
    Applicable to Common Shares (c)........     2.38%         N/A       N/A       N/A       N/A       N/A
  Ratio of Net Investment Income to Average
    Net Assets Applicable to Common Shares
    (c)....................................     6.49%         N/A       N/A       N/A       N/A       N/A
SUPPLEMENTAL RATIOS:
Ratio of Expenses (Excluding Interest and
 Residual Trust Expenses) to Average Net
 Assets Applicable to Common Shares (c)....     1.15%       1.26%     1.19%     1.26%     1.25%     1.40%
Ratio of Expenses (Excluding Interest and
 Residual Trust Expenses) to Average Net
 Assets Including Preferred Shares (c).....     0.73%       0.80%     0.77%     0.81%     0.81%     0.90%
Ratio of Net Investment Income to Average
 Net Assets Applicable to Common Shares
 (d).......................................     4.56%       4.73%     5.05%     5.73%     5.94%     6.46%
SENIOR SECURITIES:
Total Preferred Shares Outstanding.........     3,600       3,600     3,600     3,600     3,600     3,600
Asset Coverage Per Preferred Share (e).....   $68,162     $68,720   $68,895   $70,110   $69,554   $70,721
Involuntary Liquidating Preference Per
 Preferred Share...........................   $25,000     $25,000   $25,000   $25,000   $25,000   $25,000
Average Market Value Per Preferred Share...   $25,000     $25,000   $25,000   $25,000   $25,000   $25,000

** Non-Annualized
(a)Based on average shares outstanding.
(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.
(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.
(d)Ratios reflect the effect of dividend payments to preferred shareholders.
(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.
(f)Amount is less than $0.01.
N/A=Not Applicable

See Notes to Financial Statements                                             19

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Trust for Insured Municipals (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's investment objective is to seek to provide a high level of current income exempt from federal income taxes, consistent with preservation of capital. In normal market conditions, the Trust intends to invest substantially all of its assets in municipal securities which are covered by insurance with respect to the timely payment of principal and interest. The Trust commenced investment operations on January 24, 1992.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Interest rate swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2007, there were no when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2006, the Trust had an

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

accumulated capital loss carryforward for tax purposes of $597,359 which will expire on October 31, 2014.

    At April 30, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $232,590,684
                                                              ============
Gross tax unrealized appreciation...........................  $ 10,679,782
Gross tax unrealized depreciation...........................      (391,788)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 10,287,994
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed at least annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2006 was as follows:

Distributions paid from:
  Ordinary income...........................................  $   523,076
  Tax-exempt income.........................................    9,694,047
  Long-term capital gain....................................    2,601,811
                                                              -----------
                                                              $12,818,934
                                                              ===========

    As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $    -0-
Undistributed tax-exempt income.............................     908,602
Undistributed long-term capital gain........................         -0-

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book purposes.

F. FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD The Trust enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts' assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The Trust enters into shortfall agreements with the dealer trusts, which commit the Trust to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Trust, thereby collapsing the dealer trusts. The Trust accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate notes reflected as Trust liabilities under the caption "Floating Rate Note Obligations" on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption "Interest" and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption "Interest and Residual Trust Expenses" on the Trust's Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At April 30, 2007, Trust investments with a value of $69,324,453 are held by the dealer trusts and serve as collateral for the $47,915,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at April 30, 2007 are presented on the Portfolio of Investment.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets including preferred shares of the Trust. Effective December 1, 2006, the Adviser has agreed to waive investment advisory fees equal to 0.10% of the average daily net assets including preferred shares of the Trust. For the period ended April 30, 2007, the Adviser waived $101,992 of its advisory fees. This waiver is voluntary and can be discontinued at any time.

    For the six months ended April 30, 2007, the Trust recognized expenses of approximately $11,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended April 30, 2007, the Trust recognized expenses of approximately $24,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

For the six months ended April 30, 2007 and the year ended October 31, 2006, transactions in common shares were as follows:

                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2007     OCTOBER 31, 2006
Beginning Shares........................................     9,808,246           9,808,246
Shares Repurchased*.....................................       (20,700)                -0-
                                                             ---------           ---------
Ending Shares...........................................     9,787,546           9,808,246
                                                             =========           =========

* On February 28, 2007, the Trust commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Trust's shares trade from their net asset value. For the period ended April 30, 2007, the Trust repurchased 20,700 of its shares at an average discount of 6.02% from net asset value per share. The Trust expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes such activity will further the accomplishment of the foregoing objectives, subject to the review of the Trustees.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $46,415,828 and $40,632,208, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security under lying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Trust.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury securities and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Trust's

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

effective maturity and duration. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended April 30, 2007 were as follows:

                                                              CONTRACTS
Outstanding at October 31, 2006.............................      425
Futures Opened..............................................    1,315
Futures Closed..............................................   (1,363)
                                                               ------
Outstanding at April 30, 2007...............................      377
                                                               ======

B. INTEREST RATE SWAPS The Trust may enter into forward interest rate swap transactions intended to help the Trust manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Trust's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve the Trust's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Trust a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Trust's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Trust may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. The Trust intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Trust upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of the Trust with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Trust has an unrealized loss on a swap contract, the Trust has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Restricted cash for segregating purposes, if any, is shown on the Statement of Assets and Liabilities.

C. INVERSE FLOATING RATE SECURITIES The Trust may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a dealer trust in exchange for cash and residual interests

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

in the dealer trust. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Trust to greater risk and increased costs. Leverage may cause the Trust's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Trust's portfolio securities. The use of leverage may also cause the Trust to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

6. PREFERRED SHARES

The Trust has outstanding 3,600 Auction Preferred Shares (APS) in two series of 1,800 shares each. Dividends are cumulative and the dividend rates are generally reset every 28 days for both series through an auction process. The average rate in effect on April 30, 2007 was 3.800%. During the six months ended April 30, 2007, the rates ranged from 3.320% to 3.890%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

7. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the trust NAV calculations as late as the trust's last NAV calculation in the first required financial statement period. As a result, the Trust will incorporate FIN 48 in its semi annual report on April 30, 2008. The impact to the Trust's financial statements, if any, is currently being assessed.

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Trust's financial statement disclosures.

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

COMPUTERSHARE TRUST COMPANY, N.A.
c/o Computershare Investor Services
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Trust for Insured Municipals

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Trust for Insured Municipals

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Trust for Insured Municipals

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                   1 Parkview Plaza, Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                   VIMSAR 6/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-01572P-Y04/07

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                                                 TOTAL NUMBER OF       MAXIMUM NUMBER
                                               SHARES PURCHASED AS   OF SHARES THAT MAY
                                                 PART OF PUBLICLY     YET BE PURCHASED
            TOTAL NUMBER OF    AVERAGE PRICE     ANNOUNCED PLANS     UNDER THE PLANS OR
PERIOD*    SHARES PURCHASED   PAID PER SHARE       OR PROGRAMS            PROGRAMS
-------    ----------------   --------------   -------------------   ------------------
November            --                --                  --                   --
December            --                --                  --                   --
January             --                --                  --                   --
February            --                --                  --               98,083
March            9,300             15.00               9,300               88,783
April           11,400             14.93              11,400               77,383

*    The Share Repurchase Program commenced on 2/28/2007.

The Trust expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Trustees.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust For
Insured Municipals


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 21, 2007


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: June 21, 2007